UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
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                               UBS M2 Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2007

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                                                                                               REALIZED/
                                                                                              UNREALIZED
                                                                                 % OF        GAIN/(LOSS)
                                                                                MEMBERS'        FROM
INVESTMENT FUND                                   COST           FAIR VALUE     CAPITAL      INVESTMENTS      LIQUIDITY    LOCK UP**
-----------------------------------------     ------------      ------------    -------      -----------      ---------    ---------
Abrams Bison Partners, L.P.                   $ 34,500,000      $ 46,013,099       5.12%     $ 1,726,393      Annually
Arience Capital Partners, L.P.                  36,500,000        50,559,898       5.63        2,646,524      Quarterly
Artha Emerging Markets Fund, L.P.               30,000,000        34,168,644       3.80          286,254      Quarterly
Cantillon Europe Fund I, L.P.                    9,000,000        14,638,104       1.63          244,331      Quarterly
Cevian Capital II, L.P.                         15,000,000        19,806,243       2.21        1,658,861      Annually        X
Chap-Cap Activist Partners, L.P.                 9,000,000         9,461,921       1.05          208,562      Quarterly       X
Chap-Cap Partners II, L.P.                      21,000,000        21,304,503       2.37          219,029      Quarterly       X
Corsair Capital Partners, L.P.                  24,000,000        33,818,523       3.76        1,133,691      Annually
Cycladic Catalyst Fund, L.P.                    12,500,000        14,498,736       1.61         (415,650)     Quarterly       X
Cycladic Catalyst Fund, LTD                     14,500,000        15,663,214       1.74         (448,610)     Quarterly       X
DE Shaw Oculus Fund, L.L.C.                     18,000,000        24,201,599       2.69          815,541      Quarterly
Delta Fund Europe,  L.P.                        41,500,000        58,662,961       6.53       (2,386,324)     Quarterly       X
Delta Institutional Fund, L.P.                  41,500,000        64,612,257       7.19        4,809,792      Quarterly       X
East Side Capital, L.P.                         34,000,000        45,315,688       5.04        2,277,809      Annually
Eastern Advisor Fund, L.P.                      17,500,000        26,325,091       2.93        3,441,533      Monthly
Eminence Partners L.P.                          10,500,000        11,058,652       1.23           27,091      Semi-Annual     X
Eminence Long Alpha, LP                         54,000,000        60,791,547       6.77          314,670      Semi-Annual     X
Lazard European Explorer, L.P.                  11,500,000        16,477,171       1.83          918,745      Quarterly
Meditor Cobra Fund, LTD                         18,000,000        21,618,559       2.41        1,540,381      Monthly
Meditor European Fund, LTD                      36,000,000        36,665,855       4.08          379,670      Monthly
Pershing Square, L.P.                           31,000,000        47,594,745       5.30        2,568,653      Annually        X
Steel Partners Japan L.P.                       35,000,000        38,565,842       4.29        1,902,684      Quarterly
Subprime Credit Strategies Fund II, L.P.         7,000,000        12,132,746       1.35        4,512,777      Quarterly
SuNOVA Partners, L.P.                           27,000,000        36,575,439       4.07         (408,496)     Quarterly
The Children's Investment Fund, L.P.            31,000,000        52,093,306       5.80        3,702,718      Annually        X
Tiger Asia Fund, L.P.                           29,000,000        44,305,423       4.93          221,191      Annually        X
Whitney New Japan Investors, LTD Class A
     Series 100                                  5,000,000         4,183,753       0.47         (178,199)     Quarterly
Whitney New Japan Investors, LTD Class A1
     Series 7                                   19,500,000        24,853,406       2.77       (1,026,465)     Quarterly
                                              ------------      ------------      ------     -----------
Total                                         $673,000,000      $885,966,925      98.60%     $30,693,156
                                              ============      ============      ======     ===========

**   The Investment Fund provides for periodic redemptions. As of March 31, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS M2 Fund L.L.C.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              May 25, 2007
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* Print the name and title of each signing officer under his or her signature.